Retirement and Other Benefit Programs - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation of company's pension plans		$ 5,900,000,000	$ 5,400,000,000
Expected return on plan assets assumption rate for 2018		6.25%
General investment portfolio limits on holdings, description		5.00%
Defined benefit obligation in 2018		$ 6,159,000,000
Minimum expected equity contribution to pension plans in 2018		0
Defined contribution plan, contributions by employer		45,000,000	50,000,000	$ 46,000,000
OPEB
Defined Benefit Plan Disclosure [Line Items]
Expected cash outflow relating to OPEB in 2018		$ 20,000,000
Minimum
Defined Benefit Plan Disclosure [Line Items]
Allowed variance from target allocation of plan assets		2.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Allowed variance from target allocation of plan assets		5.00%
Return-Seeking Investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets		53 percent
Liability Hedging Investments
Defined Benefit Plan Disclosure [Line Items]
Target allocation for plan assets		47 percent
U.S.
Defined Benefit Plan Disclosure [Line Items]
Cash contributions by company to pension plan		$ 115,000,000
Contribution of the company in employee deferred contribution plan			$ 706,000,000
Defined benefit obligation in 2018		0
U.S. | Subsequent Event
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, decline in projected benefit obligation	$ (57,000,000)
Foreign Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Minimum expected equity contribution to pension plans in 2018		$ 26,000,000